Gross Unrealized Losses and Fair Value of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	₨ 756,202.7	$ 9,967.1	₨ 1,162,001.7
Less Than 12 Months Unrealized Losses	10,558.3	139.1	23,591.6
12 Months or Greater Fair Value	1,035,186.3	13,644.2	98.2
12 Months or Greater Unrealized Losses	40,285.1	531.0	1.1
Fair Value	1,791,389.0	23,611.3	1,162,099.9
Unrealized Losses	50,843.4	$ 670.1	23,592.7
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	730,622.5		1,112,762.7
Less Than 12 Months Unrealized Losses	10,246.4		23,279.9
12 Months or Greater Fair Value	1,007,543.6		98.2
12 Months or Greater Unrealized Losses	40,016.2		1.1
Fair Value	1,738,166.1		1,112,860.9
Unrealized Losses	50,262.6		23,281.0
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	447,360.3		930,710.0
Less Than 12 Months Unrealized Losses	7,893.5		20,224.7
12 Months or Greater Fair Value	838,788.4		98.2
12 Months or Greater Unrealized Losses	35,052.8		1.1
Fair Value	1,286,148.7		930,808.2
Unrealized Losses	42,946.3		20,225.8
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	118,798.2		43,455.7
Less Than 12 Months Unrealized Losses	972.4		373.3
12 Months or Greater Fair Value	37,138.9		0.0
12 Months or Greater Unrealized Losses	311.1		0.0
Fair Value	155,937.1		43,455.7
Unrealized Losses	1,283.5		373.3
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	15,823.3		4,957.2
Less Than 12 Months Unrealized Losses	163.5		12.3
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	15,823.3		4,957.2
Unrealized Losses	163.5		12.3
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	146,365.0		133,639.8
Less Than 12 Months Unrealized Losses	1,213.6		2,669.6
12 Months or Greater Fair Value	131,616.3		0.0
12 Months or Greater Unrealized Losses	4,652.3		0.0
Fair Value	277,981.3		133,639.8
Unrealized Losses	5,865.9		2,669.6
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	2,275.7		0.0
Less Than 12 Months Unrealized Losses	3.4		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	2,275.7		0.0
Unrealized Losses	3.4		0.0
Mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	23.0		0.0
Less Than 12 Months Unrealized Losses	1.3		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	23.0		0.0
Unrealized Losses	1.3		0.0
Asset-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	25,557.2		49,239.0
Less Than 12 Months Unrealized Losses	310.6		311.7
12 Months or Greater Fair Value	27,642.7		0.0
12 Months or Greater Unrealized Losses	268.9		0.0
Fair Value	53,199.9		49,239.0
Unrealized Losses	579.5		311.7
Other securities (including mutual fund units)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		0.0
Unrealized Losses	₨ 0.0		₨ 0.0